Net loss per share (Parenthetical) (Details) - shares	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings Per Share [Abstract]
Number of ordinary shares per american depository shares	5	5	5